Derivative financial instruments - Nominal Amount (Details) - Cash Flow Hedges - EUR (€) € in Millions	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Aircraft purchases contract | Foreign currency risk
Disclosure of detailed information about hedges [line items]
Nominal amount	€ 4,283.5	€ 5,437.8	€ 6,309.9
Aircraft purchases contract | Foreign currency risk | Less than one year
Disclosure of detailed information about hedges [line items]
Nominal amount	1,519.8	1,455.8	1,117.7
Aircraft purchases contract | Foreign currency risk | More than one year
Disclosure of detailed information about hedges [line items]
Nominal amount	2,763.7	3,982.0	5,192.2
Fuel and oil operating expenses | Foreign currency risk
Disclosure of detailed information about hedges [line items]
Nominal amount	1,312.0	3,234.8	3,192.7
Fuel and oil operating expenses | Foreign currency risk | Less than one year
Disclosure of detailed information about hedges [line items]
Nominal amount		2,515.9	2,046.0
Fuel and oil operating expenses | Foreign currency risk | More than one year
Disclosure of detailed information about hedges [line items]
Nominal amount	1,312.0	718.9	1,146.7
Fuel and oil operating expenses | Commodity risk
Disclosure of detailed information about hedges [line items]
Nominal amount	672.7	2,482.1	1,272.4
Fuel and oil operating expenses | Commodity risk | Less than one year
Disclosure of detailed information about hedges [line items]
Nominal amount		2,482.1	1,272.4
Fuel and oil operating expenses | Commodity risk | More than one year
Disclosure of detailed information about hedges [line items]
Nominal amount	672.7
Variable-rate instruments | Interest rate risk
Disclosure of detailed information about hedges [line items]
Nominal amount	64.8	77.8	90.6
Variable-rate instruments | Interest rate risk | Less than one year
Disclosure of detailed information about hedges [line items]
Nominal amount	€ 64.8	€ 77.8	€ 90.6